Other Intangible Assets	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			September 30, 2013				December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	11 years	$283.6	$(58.8)	$(0.3)	$224.5	$240.9
Trademarks	5 years	2 years	0.6	(0.3)	—	0.3	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0	151.0
Integrated software system	5 years	2 years	11.0	(5.4)	—	5.6	7.3

			$446.2	$(64.5)	$(0.3)	$381.4	$399.6

The aggregate intangible amortization charged to the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million and $18.3 million for the three and nine months ended September 30, 2013, respectively, and $6.2 million and $18.3 million for the three and nine months ended September 30, 2012, respectively.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$5.5	$0.5
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—